Schedule of Accounts, Notes, Loans and Financing Receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Prepaid expenses	$ 701	$ 1,046
Government institutions	124	79
Total	$ 825	$ 1,125